New standards and interpretations not yet adopted - Somos - Anglo (Predecessor)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
New standards and interpretations not yet adopted
New standards and interpretations not yet adopted
5.	New standards and interpretations not yet adopted

New standards issued by the IASB will become effective for the year commencing on January 1, 2019. The Business did not early adopt these standards for preparation of these combined carve-out financial statements.

a.	IFRS 16 - Leases

This standard introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items.

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

The Business applied the new standard on January 1, 2019, with the cumulative effect of adopting IFRS 16 recognized as an adjustment to the opening balance of “Parent’s net investment” at January 1, 2019, with no restatement of comparative information.

The Business opted to not apply the practical expedient to grandfather the definition of a lease in transition. This means that Business’s Management identified all contracts entered into before January 1, 2019 and assessed whether they contain leases according to the new accounting rules established by IFRS 16.

The Business applied the two recognition exemptions proposed by the standard to the following agreements: (i) short-term leases of assets (less than twelve months); and (ii) leases of property related to low-value assets. Rents not included in the initial assessment of the liabilities (for example, variable rents) are classified as operating expenses, as well as charges related to short-term and low-value leases.

The Business also applied the following available practical expedients for measuring its adoption impacts:

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Use of a single discount rate for each rental portfolio with reasonably similar characteristics, in this sense, the incremental borrowing rate, measured on January 1, 2019, applicable to each of the leased asset portfolios, was obtained. Through this methodology, the Business obtained a weighted average rate of 9.67%;

•	Applied the short-term leases exemptions to leases with lease term that ends within 12 months at the date of initial application;
•	Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application;
•	Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease;
•	The Business did not separate non-lease components from contracts that also have lease components.

As a result of the above facts, the Business recognized the following amounts as of January 1, 2019:

Opening balance adjustments
Non-current assets
Property, plant and equipment	154,681
Deferred Income Tax and Social Contribution	3,278
157,959
Current liabilities
Lease liabilities	13,275
Non-current liabilities
Lease liabilities	145,931
159,206
Parent’s net investment	(1,247)

b.	IFRIC 23 – Uncertain Tax Treatment

On June 7, 2017, the IFRS Interpretations Committee (IFRS IC) issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12—Income taxes, are applied where there is uncertainty over income tax treatments. IFRIC 23 applies to all aspects of income tax accounting where there is an uncertainty regarding the treatment of an item, including taxable profit or loss, the tax bases of assets and liabilities, tax losses and credits and tax rates.

IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as a group; and
•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:
•	If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.
•	If no, the entity should reflect the effect of uncertainty in determining its accounting tax position.

The Interpretation is effective for annual periods beginning on or after 1 January 2019. Entities can apply the Interpretation with either full retrospective application or modified retrospective application without restatement of comparative periods or prospectively.

The Business’ Management does not anticipate that the application of the interpretation will have a material impact on the Business’ combined carve-out financial statements.